Trade and Other Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Trade and other payables [abstract]
Trade payables	¥ 307,453	¥ 295,934
Other payables	341,780	220,364
Total	¥ 649,233	¥ 516,297